Prepaid Expenses	6 Months Ended
Jun. 30, 2022
Operating Costs and Expenses [Abstract]
Prepaid Expenses	NOTE 4. PREPAID EXPENSES As of June 30, 2022, the Company had prepaid expenses of approximately $189,000 primarily in connection with the prepayment for D&O insurance and professional services.